Credit Risk - Disclosure of Credit Performance (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 205,966	£ 202,929
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	38,800	35,600
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(730)	(785)
Financial assets	813	870
Accumulated impairment | Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Reverse repurchase agreements – non trading | Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,200	2,000
Reverse repurchase agreements – non trading | Accumulated impairment | Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	239,400	233,600
12 month Gross write-offs	248	230
Loans to consumers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	813	870
Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200,600	197,900
12 month Gross write-offs	248	230
Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	730	785
Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	38,800	35,700
12 month Gross write-offs	0	0
Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	83	85
Loans to consumers | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	218,500	209,400
Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 180,800	£ 175,000
Exposure ratio	90.10%	88.40%
Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 37,700	£ 34,400
Loans to consumers | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,700	21,400
Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 17,600	£ 20,200
Exposure ratio	8.80%	10.20%
Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,100	£ 1,200
Loans to consumers | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,200	2,800
Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,200	£ 2,700
Exposure ratio	1.17%	1.40%
Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 100
Retail & Business Banking | Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	175,200	173,800
12 month Gross write-offs	168	156
Retail & Business Banking | Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	385	422
Retail & Business Banking | Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27,800	25,000
12 month Gross write-offs	0	0
Retail & Business Banking | Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	42	37
Retail & Business Banking | Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 157,800	£ 154,000
Exposure ratio	90.10%	88.60%
Retail & Business Banking | Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 27,000	£ 24,300
Retail & Business Banking | Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 15,800	£ 17,800
Exposure ratio	9.00%	10.20%
Retail & Business Banking | Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 800	£ 700
Retail & Business Banking | Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,600	£ 2,000
Exposure ratio	0.95%	1.16%
Retail & Business Banking | Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 169,002	£ 167,228
Percentage of arrears over ninety days past due	0.65%	0.80%
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 138	£ 173
Mortgages | Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	169,000	167,200
12 month Gross write-offs	15	9
Mortgages | Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	138	173
Mortgages | Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,100	10,800
12 month Gross write-offs	0	0
Mortgages | Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Mortgages | Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 152,600	£ 148,500
Exposure ratio	90.30%	88.80%
Mortgages | Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 12,800	£ 10,500
Mortgages | Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 14,900	£ 16,900
Exposure ratio	8.80%	10.10%
Mortgages | Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 300
Mortgages | Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,500	£ 1,800
Exposure ratio	0.88%	1.07%
Mortgages | Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.55%	0.56%
Retail & Business Banking, Unsecured Lending | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 155	£ 150
Retail & Business Banking, Unsecured Lending | Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.78%	0.88%
Retail & Business Banking, Unsecured Lending | Overdrafts
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	3.09%	3.05%
Retail & Business Banking, Unsecured Lending | Business banking
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	3.83%	3.89%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Drawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,100	£ 2,800
12 month Gross write-offs	55	51
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Drawn | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	137	135
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Drawn | Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,000	2,100
12 month Gross write-offs	65	60
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Drawn | Unsecured Personal Loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	57	63
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Drawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	400	500
12 month Gross write-offs	24	26
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Drawn | Overdrafts | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	37	37
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Drawn | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	700	1,200
12 month Gross write-offs	9	10
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Drawn | Business banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	16	14
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Undrawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,600	10,900
12 month Gross write-offs	0	0
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Undrawn | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	18	15
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Undrawn | Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
12 month Gross write-offs	0	0
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Undrawn | Unsecured Personal Loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Undrawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,900	3,100
12 month Gross write-offs	0	0
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Undrawn | Overdrafts | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	23	20
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Undrawn | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200	200
12 month Gross write-offs	0	0
Retail & Business Banking, Unsecured Lending | Loans to consumers | Total Undrawn | Business banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	1	2
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 1 | Total Drawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,600	£ 2,300
Exposure ratio	84.60%	81.90%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 1 | Total Drawn | Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,800	£ 1,900
Exposure ratio	89.60%	90.50%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 1 | Total Drawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 200	£ 300
Exposure ratio	41.80%	53.90%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 1 | Total Drawn | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 600	£ 1,000
Exposure ratio	84.20%	86.00%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 1 | Total Undrawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 11,300	£ 10,700
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 1 | Total Undrawn | Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 1 | Total Undrawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,700	2,900
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 1 | Total Undrawn | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200	200
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 2 | Total Drawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 400	£ 500
Exposure ratio	13.50%	16.40%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 2 | Total Drawn | Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 200	£ 200
Exposure ratio	9.30%	8.30%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 2 | Total Drawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 200	£ 200
Exposure ratio	52.30%	39.50%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 2 | Total Drawn | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio	10.20%	7.00%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 2 | Total Undrawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 200
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 2 | Total Undrawn | Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 2 | Total Undrawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200	200
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 2 | Total Undrawn | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 3 | Total Drawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio	2.88%	2.75%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 3 | Total Drawn | Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	1.07%	1.20%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 3 | Total Drawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	6.87%	7.40%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 3 | Total Drawn | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 200
Exposure ratio	5.65%	7.10%
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 3 | Total Undrawn | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 3 | Total Undrawn | Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 3 | Total Undrawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Retail & Business Banking, Unsecured Lending | Loans to consumers | Stage 3 | Total Undrawn | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Consumer Finance
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.44%	0.53%
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 63	£ 69
Consumer Finance | Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,000	4,800
12 month Gross write-offs	27	25
Consumer Finance | Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63	69
Consumer Finance | Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
12 month Gross write-offs	0	0
Consumer Finance | Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Consumer Finance | Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,600	£ 4,500
Exposure ratio	92.30%	92.20%
Consumer Finance | Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Consumer Finance | Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 400	£ 300
Exposure ratio	6.70%	7.00%
Consumer Finance | Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Consumer Finance | Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.96%	0.77%
Consumer Finance | Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 27,626	£ 26,858
Percentage of arrears over ninety days past due	1.04%	1.04%
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 323	£ 342
Corporate & Commercial Banking | Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,900	18,000
12 month Gross write-offs	53	49
Corporate & Commercial Banking | Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	282	294
Corporate & Commercial Banking | Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,400	8,300
12 month Gross write-offs	0	0
Corporate & Commercial Banking | Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	41	48
Corporate & Commercial Banking | Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 16,900	£ 15,200
Exposure ratio	89.10%	84.80%
Corporate & Commercial Banking | Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,100	£ 7,700
Corporate & Commercial Banking | Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,400	£ 2,100
Exposure ratio	7.60%	11.60%
Corporate & Commercial Banking | Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 500
Corporate & Commercial Banking | Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 600	£ 700
Exposure ratio	3.42%	3.96%
Corporate & Commercial Banking | Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 100
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Loans to consumers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,500	1,300
12 month Gross write-offs	0	0
Corporate Centre | Loans to consumers | Total Drawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Loans to consumers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,600	2,400
12 month Gross write-offs	0	0
Corporate Centre | Loans to consumers | Total Undrawn | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Loans to consumers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,500	£ 1,300
Exposure ratio	99.30%	99.60%
Corporate Centre | Loans to consumers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,600	£ 2,400
Corporate Centre | Loans to consumers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.50%	0.10%
Corporate Centre | Loans to consumers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Corporate Centre | Loans to consumers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.15%	0.22%
Corporate Centre | Loans to consumers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0